Label	Element	Value
VanEck NDR Managed Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck NDR Managed Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	SUMMARY INFORMATION INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The VanEck NDR Managed Allocation Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Class A of the VanEck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. To the extent the Adviser is waiving fees and/or reimbursing expenses, the example assumes that such waiver and/or reimbursement will only be in place through the date noted above. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser seeks to achieve the Fund’s investment objective by investing, under normal conditions, primarily in (i) exchange traded products that are registered under the federal securities laws (“Exchange Traded Products”) and invest in domestic and foreign equity and debt securities, including exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”); and (ii) cash or cash equivalents. The securities held by the Exchange Traded Products include equity securities of companies of any market capitalization, debt securities of any credit quality, duration and maturity and emerging market securities. The Adviser expects to invest the Fund’s assets primarily in unaffiliated, passively-managed Exchange Traded Products.

The Adviser uses a customized version of a global tactical asset allocation model (the “VE NDR Model”) developed by Ned Davis Research, Inc. (“NDR”). The VE NDR Model uses customized parameters to guide asset allocation decisions. The VE NDR Model combines the signals generated by various NDR sub-models, which, in the aggregate, aim to enhance asset allocation by tilting portfolio weightings toward asset classes believed to be more attractive than others given perceived market trends, current opportunities and/or risks in the market. The sub-models use fundamental, macro-economic and technical indicators to generate allocation signals among (i) stocks, bonds and cash, (ii) geographical locations and (iii) market capitalization (e.g., company size) and investment style (e.g., value and growth). As used herein, the term “signals” refers to allocation percentages generated by the VE NDR Model.

Fundamental and macro-economic indicators used by the sub-models include, but are not limited to, investor sentiment, earnings, monetary policy, inflation and yield curves. Technical indicators used by the sub-models include, but are not limited to, trend, mean reversion, momentum and seasonality. The Adviser allocates the Fund’s assets to those Exchange Traded Products that it believes will have returns that, in the aggregate, closely correlate (before fees and expenses) to the return of the VE NDR Model. The VE NDR Model typically adjusts its signals on a monthly basis.

A significant portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments, U.S. Treasury bills, interests in short-term investment funds or shares of money market or short-term bond funds. The Fund may engage in active and frequent trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money. Also, because the Fund invests directly in Exchange Traded Products, which, in turn, invest directly in or have exposure to equity and debt securities and other asset categories, the following principal risks are those of the Fund and Exchange Traded Products, as appropriate. As a result of the Fund’s direct investment in Exchange Traded Products, the Fund is indirectly exposed to the risks of the securities held by and other investments made by the Exchange Traded Products.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Exchange Traded Products. While the risks of owning shares of an Exchange Traded Product generally reflect the risks of owning the underlying investments of the Exchange Traded Product, lack of liquidity in the Exchange Traded Product can result in its value being more volatile than its underlying portfolio investments. An Exchange Traded Product can trade at prices higher or lower than the value of its underlying assets. In addition, an active trading market for shares of an Exchange Traded Product may not develop or be maintained and trading in the Exchange Traded Product may be halted by the exchange on which it trades.

Exchange Traded Products’ Underlying Investments. Through its investment in an Exchange Traded Product, the Fund is subject to the risks associated with the Exchange Traded Product’s underlying investments, including the possibility that the value of the securities or other assets held by the Exchange Traded Product could decrease. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and an Exchange Traded Product’s asset allocation. Additionally, the Fund will bear additional expenses based on its pro rata share of the Exchange Traded Product’s operating expenses. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in an Exchange Traded Product.

Below Investment Grade Securities. Below investment grade securities (sometimes referred to as “junk bonds”) are more speculative than higher-rated securities. These securities have a much greater risk of default and may be more volatile than higher-rated securities of similar maturity. These securities may be less liquid and more difficult to value than higher-rated securities.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Exchange Traded Product to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters and changes in interest rates or inflation rates. Because the value of a commodity linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Common Stock. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Concentration. An Exchange Traded Product that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying currency, security, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing an Exchange Traded Product to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Exchange Traded Product’s derivative positions at times when the Exchange Traded Product might wish to terminate or sell such positions and over the counter instruments may be illiquid and are subject to counterparty risk.

Emerging Markets. Investments in the securities of emerging markets typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Foreign Currency. Investments in global markets or securities that are denominated in foreign currencies give rise to foreign currency exposure. The U.S. dollar value of these investments will vary depending on changes in exchange rates and the performance of the underlying assets.

Foreign Securities. Investments in securities of foreign issuers are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Investment Style. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic conditions.

Large-Capitalization Companies. Securities of large-capitalization companies could fall out of favor with the market and underperform securities of small- or medium-capitalization companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small- and Medium-Capitalization Companies. Securities of small- and medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. The stocks of small and medium-sized companies may have returns that vary, sometimes significantly, from the overall stock market.

Market. Market risk refers to the risk that the market prices of securities that the Fund or an Exchange Traded Product holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities. The Exchange Traded Products, including ETFs and ETNs, may trade at a premium or discount to their net asset values.

Model and Data Risk: The Adviser relies heavily on quantitative models and information and data supplied by NDR (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

New Fund Risk: The Fund is a newly organized series of the Trust and has a limited operating history The Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy or may fail to attract sufficient assets under management to realize economies of scale.

Portfolio Turnover. The Fund may engage in active and frequent trading of portfolio securities and thus may experience a high portfolio turnover rate. This may result in significant taxable capital gains as a result of the frequent trading of the Fund’s portfolio securities and the Fund will incur transaction costs in connection with buying and selling the securities, which may lower the Fund’s return.

Regulatory. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, in 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules that affect the ability of certain investment advisers to registered investment companies and other entities to rely on previously available exclusions or exemptions from registration under the Commodity Exchange Act of 1936, as amended (“CEA”) and regulations thereunder. Specifically, these amendments, which became effective on January 1, 2013, require an investment adviser of a registered investment company to register with the CFTC as a “commodity pool operator” (“CPO”) if the investment company either markets itself as a vehicle for trading commodity interests or conducts more than a de minimis amount of speculative trading in commodity interests. The staff of the CFTC issued temporary no-action relief (the “No-Action Relief”) from CPO registration to operators of funds-of-funds that cannot reasonably know whether indirect exposure to commodity interests would prevent them from qualifying for an exemption from registration as a CPO. In reliance on the No-Action Relief, the Adviser has claimed a temporary exemption from registration as a CPO. To the extent the Fund and the Adviser are required to comply with applicable CFTC disclosure, reporting and recordkeeping regulations, compliance with such regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on or about the date of this Prospectus. Accordingly, the Fund does not have a full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on or about the date of this Prospectus. Accordingly, the Fund does not have a full calendar year of performance.
VanEck NDR Managed Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.34%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Class A of the VanEck Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	704
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,001
VanEck NDR Managed Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 350
VanEck NDR Managed Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 376

[1]	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
[2]	Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[3]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.15% for Class A, 0.85% for Class I, and 0.90% for Class Y of the Fund's average daily net assets per year until May 1, 2018. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.